UNAUDITED CONDENDSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands		Total	Accumulated Other Comprehensive Loss	Total Before Non-Controlling Interest	Non-Controlling Interest	Partners' Capital Common Units	Partners' Capital Subordinated Units	Partners' Capital General Partner
Beginning Balance at Dec. 31, 2013		$ 570,127	$ (2,394)	$ 499,350	$ 70,777	$ 475,610	$ 6,900	$ 19,234
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		75,711		70,502	5,209	49,093	17,148	4,261
Other comprehensive loss		(2,328)	(2,328)	(2,328)
Cash distributions	[1]	(68,005)		(68,005)		(47,718)	(16,667)	(3,620)
Non-controlling interest dividend		(7,420)			(7,420)
Contribution to equity		751		751		735		16
Ending Balance at Jun. 30, 2014		568,836	(4,722)	500,270	68,566	477,720	7,381	19,891
Beginning Balance at Dec. 31, 2014		601,739	(2,086)	534,121	67,618	490,824	12,063	33,320
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		77,339		72,286	5,053	50,084	17,494	4,708
Other comprehensive loss		(3,474)	(3,474)	(3,474)
Cash distributions	[1]	(75,833)		(75,833)		(52,056)	(18,183)	(5,594)
Non-controlling interest dividend		(5,000)			(5,000)
Ending Balance at Jun. 30, 2015		$ 594,771	$ (5,560)	$ 527,100	$ 67,671	$ 488,852	$ 11,374	$ 32,434

[1]	This includes cash distributions to Incentive Distribution Rights ("IDRs") holders for the six months ended June 30, 2015 and 2014 of $4.1 million and $2.3 million, respectively.